Inventories	12 Months Ended
Dec. 31, 2025
Inventories
Inventories

15.Inventories

Inventories are included in the Consolidated Financial Statements at the lower of cost (including raw materials, direct labour, other direct costs and related production overheads) and net realisable value. Cost is determined on a first in, first out basis. Net realisable value is the estimated selling price less the estimated costs necessary to make a sale.

Composition of inventory balances

	2025 £m	2024 £m
Raw materials and consumables	242	236
Work in progress	7	26
Finished goods	776	928
Total	1,025	1,190

The total cost of inventories recognised as an expense and included in cost of sales amounted to £3,760m in 2025 (2024: £4,074m, 2023: £4,196m). This includes inventory write-down of £111m (2024: £177m, 2023: £178m). The Group reverses and reassesses its inventory provisions in full every reporting period.

The reversals of prior year write-downs of inventories in 2025 is £45m (2024: £90m, 2023: £74m) and these reversals principally arise from the reassessment of usage or demand expectations prior to inventory expiration.

Impact of climate change

The Group’s inventory turnover cycle is much shorter than the longer-term time horizons associated with the climate-related risks and therefore the risk of material write-down of Haleon’s inventory is deemed to be low.